Other Current Assets, Net (Details) - Schedule of Current Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current Assets [Abstract]
Prepayment for acquisition of short-term investments		¥ 390,000
Prepaid operating costs	7,828	12,594
Prepaid miscellaneous daily expenses	12,974	16,146
Equity investments with readily determinable fair value	96,343	126
Other	4,186	2,664
Less: Allowance for current expected credit losses		(1,795)
Total	¥ 121,331	¥ 419,735